Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 4,524	$ 4,530	$ 3,699
Future amortization expense next twelve months	1,971
Future amortization expense year two	1,353
Future amortization expense year three	629
Future amortization expense year four	239
Future amortization expense year five	206
Future amortization expense thereafter	181
Impairment of finite lived intangible assets	$ 2,936	$ 0	$ 0